Share Capital, Reserves and Accumulated Deficit (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 03, 2017
Share Capital, Reserves and Accumulated Deficit (Details) [Line Items]
Ordinary shares, description	The Company’s Ordinary shares of NIS 0.1 par value are traded on the TASE. The Company’s ADSs are listed for trading on the Nasdaq Capital Market in the U.S. Each ADS consist of 100 Company’s Ordinary shares.
Ordinary shares, authorized	1,450,000,000	1,450,000,000
Bottom of range [member] | Ordinary Shares [Member]
Share Capital, Reserves and Accumulated Deficit (Details) [Line Items]
Ordinary shares, authorized			700,000,000
Top of range [member] | Ordinary Shares [Member]
Share Capital, Reserves and Accumulated Deficit (Details) [Line Items]
Ordinary shares, authorized			1,450,000,000